Advances from Federal Home Loan Bank of New York ("FHLB") - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2015 Financial_Institution	Mar. 31, 2013	Mar. 31, 2014
Banking And Thrift [Abstract]
Percentage of maximum borrowing capacity		50.00%
Maximum borrowing amount available from financial institution		$ 88,000,000
Number of financial institution		2
Drawings on lines of credit		0		0
Long-term borrowings paid off in advance			16,200,000
Amount of cash paid for prepayment penalty	$ 527,000